SUPPLEMENT DATED APRIL 28, 2025
                      TO THE VARIABLE ANNUITY PROSPECTUS
-------------------------------------------------------------------------------
                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                        VARIABLE ANNUITY ACCOUNT FIVE
                           Seasons Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your contract effective on or about April 28, 2025.

*	The SA Putnam Asset Allocation Diversified Growth Portfolio was renamed
        SA Franklin Allocation Moderately Aggressive Portfolio and
        Franklin Advisers, Inc. became its sub-advisor.

*	The SA T. Rowe Price Growth Stock Portfolio of Seasons Series Trust merged into SA MFS Blue Chip Growth Portfolio of SunAmerica Series Trust, which was then renamed SA MFS Large Cap Growth Portfolio.

*	Class 1 and Class 2 Shares of the Target Underlying Funds merged into
        Class 1 Share of Acquiring Underlying Funds. Class 3 Shares of Target Underlying Funds merged into Class 3 Shares of Acquiring
        Underlying Funds:


---------------------------------------------  -------------------------------
Target Underlying Funds                        Acquiring Underlying Funds
(Removed as of April 28, 2025)
---------------------------------------------  --------------------------------

SA Multi-Managed Growth Portfolio              SA Allocation Aggressive
                                               Portfolio (Renamed from
                                               SA Allocation Growth Portfolio)
---------------------------------------------  --------------------------------
SA Multi-Managed Moderate Growth Portfolio     SA Allocation Moderately Aggressive
                                               Portfolio (Renamed from
                                               SA Allocation Moderate
                                               Growth Portfolio)
---------------------------------------------  --------------------------------
SA Multi-Managed Income/Equity Portfolio       SA Allocation Moderate Portfolio
---------------------------------------------  --------------------------------
SA Multi-Managed Income Portfolio              SA Allocation Balanced Portfolio
---------------------------------------------  --------------------------------



Additional information regarding the Funds, including the Fund prospectuses, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.